Form N-1A Cover	Feb. 28, 2025
Prospectus [Line Items]
Document Effective Date	Feb. 28, 2025
Document Creation Date	Feb. 28, 2025
Document Type	497
Amendment Flag	false
Registrant Name	TCW ETF Trust
Entity Central Index Key	0001831313
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Prospectus Date	Feb. 28, 2025